Document And Entity Information	6 Months Ended
Dec. 31, 2024
Document Information Line Items
Entity Central Index Key	0002003061
Document Type	F-1
Entity Registrant Name	Star Fashion Culture Holdings Ltd
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	12F, No.611
Entity Address, Address Line Two	Sishui Road
Entity Address, Address Line Three	Huli District
Entity Address, City or Town	Xiamen
Entity Address, Country	CN
City Area Code	+86
Local Phone Number	13063138565
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Business Contact
Document Information Line Items
Entity Address, Address Line One	12F, No.611
Entity Address, Address Line Two	Sishui Road
Entity Address, City or Town	Xiamen
Entity Address, Country	CN
City Area Code	+86
Local Phone Number	13063138565